SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 57
                                 ----
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  56
                   ----
                     (Check appropriate box or boxes.)

              TOUCHSTONE TAX-FREE TRUST
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         (Exact name of Registrant as Specified in Charter)

      221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
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         (Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
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Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
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            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on December 16, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 55 to the Registration Statement of Touchstone Tax-Free Trust for the purpose of designating December 16, 2002 as the new effective date for the issuance of Class S shares for the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund. Part A, B and C are hereby incorporated by reference to Post-Effective Amendment No. 51 filed on May 16, 2002.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 14th day of November 2002.

                                             TOUCHSTONE TAX-FREE TRUST


                                              By:/s/ Tina D. Hosking
                                                 ---------------------------
                                                 Tina D. Hosking
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 14th day of November, 2002.


/s/ Jill T. McGruder
-------------------------              President
JILL T. McGRUDER                       and Trustee


/s/ Scott A. Englehart
-------------------------              Treasurer
SCOTT A. ENGLEHART


* JOHN F. BARRETT                      Trustee
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* J. LELAND BREWSTER                   Trustee
----------------------

* WILLIAM O. COLEMAN                   Trustee
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* PHILLIP R. COX                       Trustee
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* H. JEROME LERNER                     Trustee
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* OSCAR P. ROBERTSON                   Trustee
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* ROBERT E. STAUTBERG                  Trustee
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  By /s/ Tina D. Hosking
    --------------------------
    Tina D. Hosking
   *Attorney-in-Fact
    November 14, 2002